DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Austria - 0.3%
Erste Group Bank AG	19,525	$767,826
OMV AG	8,723	425,426
Verbund AG	3,998	347,175
voestalpine AG	6,423	237,912

(Cost $1,802,254)		1,778,339

Belgium - 1.3%
Ageas SA/NV	9,442	426,736
Anheuser-Busch InBev SA/NV	50,556	3,060,265
D’ieteren Group	1,463	283,951
Elia Group SA/NV	1,920	253,442
Groupe Bruxelles Lambert NV	5,577	469,072
KBC Group NV	14,305	1,069,719
Sofina SA	854	213,534
Solvay SA	4,162	476,533
UCB SA	7,385	635,669
Umicore SA	12,164	406,175
Warehouses De Pauw CVA REIT	8,897	272,524

(Cost $9,560,593)		7,567,620

Chile - 0.1%
Antofagasta PLC
(Cost $383,251)	22,514	425,171

Denmark - 4.3%
A.P. Moller - Maersk A/S, Class A	192	439,821
A.P. Moller - Maersk A/S, Class B	284	662,272
Carlsberg A/S, Class B	5,709	807,870
Chr Hansen Holding A/S	6,223	431,460
Coloplast A/S, Class B	6,727	777,944
Danske Bank A/S	40,089	931,150
Demant A/S*	4,743	142,147
DSV A/S	10,928	1,989,295
Genmab A/S*	3,863	1,453,624
Novo Nordisk A/S, Class B	95,847	13,568,581
Novozymes A/S, Class B	11,961	576,544
Orsted AS, 144A	10,800	944,168
Pandora A/S	5,227	495,733
ROCKWOOL A/S, Class B	538	122,515
Tryg A/S	19,773	438,195
Vestas Wind Systems A/S	58,695	1,673,175

(Cost $19,785,356)		25,454,494

Finland - 1.9%
Elisa OYJ	8,715	495,183
Fortum OYJ	25,409	388,614
Kesko OYJ, Class B	16,238	353,288
Kone OYJ, Class B	19,416	1,009,360
Metso Outotec OYJ	39,268	418,660
Neste OYJ	24,219	1,170,415
Nokia OYJ	314,369	1,456,220
Nordea Bank Abp	192,541	2,439,687
Orion OYJ, Class B	6,330	298,273
Sampo OYJ, Class A	27,853	1,356,344
Stora Enso OYJ, Class R	32,208	456,320
UPM-Kymmene OYJ	30,593	1,110,211
Wartsila OYJ Abp	26,296	254,658

(Cost $12,075,214)		11,207,233

France - 17.7%
Accor SA*	9,654	321,443
Aeroports de Paris*	1,747	253,980
Air Liquide SA	30,275	4,821,213
Airbus SE	34,272	4,495,663
Alstom SA(a)	18,877	555,660
Amundi SA, 144A	3,410	225,062
Arkema SA	3,409	346,724
AXA SA	109,271	3,449,942
BioMerieux	2,352	230,710
BNP Paribas SA	64,542	4,515,802
Bollore SE	50,391	281,949
Bouygues SA	13,594	460,683
Bureau Veritas SA	17,363	496,953
Capgemini SE	9,580	1,802,113
Carrefour SA	33,713	667,166
Cie de Saint-Gobain	28,633	1,705,961
Cie Generale des Etablissements Michelin SCA	38,738	1,218,338
Covivio SA REIT	2,890	185,545
Credit Agricole SA	69,313	847,638
Danone SA	37,137	2,091,257
Dassault Aviation SA	1,382	237,825
Dassault Systemes SE	37,955	1,468,504
Edenred	14,922	841,550
Eiffage SA	5,081	558,914
Engie SA	106,096	1,552,645
EssilorLuxottica SA(a)	16,902	2,939,020
Eurazeo SE	2,308	155,747
Gecina SA REIT	2,699	311,451
Getlink SE	25,359	427,144
Hermes International	1,835	3,329,579
Ipsen SA	2,060	235,535
Kering SA	4,356	2,557,075
Klepierre SA REIT*(a)	11,931	298,702
La Francaise des Jeux SAEM, 144A	6,320	249,940
Legrand SA	15,181	1,406,589
L’Oreal SA	13,989	5,550,043
LVMH Moet Hennessy Louis Vuitton SE	16,037	13,383,285
Orange SA	115,533	1,318,775
Pernod Ricard SA	11,976	2,504,269
Publicis Groupe SA	13,010	1,035,353
Remy Cointreau SA	1,281	225,458
Renault SA*	10,981	493,272
Safran SA	19,887	2,817,779

Sanofi	66,102	6,214,842
Sartorius Stedim Biotech	1,623	529,929
Schneider Electric SE	31,432	5,057,326
SEB SA(a)	1,682	194,628
Societe Generale SA	46,295	1,337,757
Sodexo SA	4,859	450,928
Teleperformance	3,462	900,792
Thales SA	6,024	842,324
TotalEnergies SE(a)	144,265	8,937,145
Unibail-Rodamco-Westfield REIT*(a)	6,868	435,421
Valeo	12,276	256,246
Veolia Environnement SA	39,343	1,178,067
Vinci SA	31,210	3,559,887
Vivendi SE	42,011	433,153
Wendel SE	1,540	175,102
Worldline SA, 144A*	14,111	589,844

(Cost $98,169,515)		103,965,647

Germany - 11.7%
adidas AG	9,661	1,447,544
Allianz SE	23,399	5,498,018
BASF SE	53,529	2,744,540
Bayer AG	56,945	3,390,388
Bayerische Motoren Werke AG	18,942	1,958,417
Bechtle AG	4,610	194,699
Beiersdorf AG	5,852	699,432
Brenntag SE	9,056	683,907
Carl Zeiss Meditec AG	2,398	320,343
Commerzbank AG*	61,617	751,111
Continental AG	6,106	439,166
Covestro AG, 144A	10,803	475,907
Daimler Truck Holding AG*	25,734	816,974
Delivery Hero SE, 144A*	9,639	389,354
Deutsche Bank AG (b)	118,667	1,481,067
Deutsche Boerse AG	11,018	1,922,867
Deutsche Lufthansa AG*	33,457	347,576
Deutsche Post AG	57,816	2,453,418
Deutsche Telekom AG	187,814	4,218,352
E.ON SE	131,524	1,439,124
Evonik Industries AG	11,414	244,228
Fresenius Medical Care AG & Co. KGaA	12,157	474,734
Fresenius SE & Co. KGaA	24,686	679,653
GEA Group AG	8,465	372,642
Hannover Rueck SE	3,533	686,460
HeidelbergCement AG	8,044	554,050
HelloFresh SE*	9,048	203,555
Henkel AG & Co. KGaA	5,657	391,614
Infineon Technologies AG	75,884	2,689,998
Knorr-Bremse AG	4,105	279,703
LEG Immobilien SE	4,071	296,160
Mercedes-Benz Group AG	46,494	3,572,688
Merck KGaA	7,534	1,429,189
MTU Aero Engines AG	3,023	730,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,124	2,802,098
Nemetschek SE	3,036	172,376
Puma SE	5,701	364,209
Rational AG	326	216,541
Rheinmetall AG	2,548	648,422
RWE AG	37,437	1,593,388
SAP SE	60,581	6,886,946
Scout24 SE, 144A	4,650	255,358
Siemens AG	44,336	6,785,590
Siemens Energy AG*	25,328	508,195
Siemens Healthineers AG, 144A	16,650	869,617
Symrise AG	7,535	771,474
Telefonica Deutschland Holding AG	57,671	175,127
United Internet AG	5,357	117,402
Volkswagen AG	1,622	289,592
Vonovia SE	40,642	1,025,241
Zalando SE, 144A*	13,490	536,491

(Cost $79,509,491)		68,295,557

Ireland - 1.6%
AerCap Holdings NV*	7,375	460,495
AIB Group PLC	61,186	261,843
Bank of Ireland Group PLC	61,864	682,472
CRH PLC	43,566	2,051,471
DCC PLC	5,572	309,780
Experian PLC	54,110	1,825,669
Flutter Entertainment PLC*	9,715	1,565,481
Kerry Group PLC, Class A	9,494	909,988
Kingspan Group PLC	8,646	563,141
Smurfit Kappa Group PLC	13,965	522,443

(Cost $9,076,360)		9,152,783

Italy - 3.1%
Amplifon SpA	6,742	195,247
Assicurazioni Generali SpA	63,850	1,263,564
Davide Campari-Milano NV	28,619	320,714
DiaSorin SpA	1,364	164,685
Enel SpA	475,092	2,671,819
Eni SpA	145,201	2,052,739
Ferrari NV	7,293	1,892,197
FinecoBank Banca Fineco SpA	34,731	600,617
Infrastrutture Wireless Italiane SpA, 144A	18,148	200,013
Intesa Sanpaolo SpA	930,377	2,520,669
Mediobanca Banca di Credito Finanziario SpA	34,744	371,162
Moncler SpA	12,007	734,049
Nexi SpA, 144A*	34,883	282,326
Poste Italiane SpA, 144A	31,712	342,126
Prysmian SpA	15,133	582,145
Recordati Industria Chimica e Farmaceutica SpA	5,780	245,396

Snam SpA	117,485	577,330
Telecom Italia SpA*(a)	560,859	183,424
Terna - Rete Elettrica Nazionale	82,421	621,396
UniCredit SpA	111,889	2,289,739

(Cost $19,210,575)		18,111,357

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $304,763)	9,988	208,084

Luxembourg - 0.3%
ArcelorMittal SA	30,113	905,989
Aroundtown SA(a)	53,660	139,166
Eurofins Scientific SE	7,591	529,914
Tenaris SA	28,100	466,031

(Cost $2,178,819)		2,041,100

Netherlands - 7.2%
ABN AMRO Bank NV, 144A	23,434	414,052
Adyen NV, 144A*	1,264	1,798,442
Aegon NV	103,416	539,587
Akzo Nobel NV	10,392	761,060
Argenx SE*	3,233	1,170,168
ASM International NV	2,659	908,413
ASML Holding NV	23,357	14,427,547
Euronext NV, 144A	4,699	343,635
EXOR NV*	6,422	529,547
Heineken Holding NV	6,721	575,458
Heineken NV	15,010	1,532,042
IMCD NV	3,401	539,226
ING Groep NV	216,490	3,037,669
JDE Peet’s NV	6,552	192,933
Just Eat Takeaway.com NV, 144A*	10,277	225,009
Koninklijke Ahold Delhaize NV	60,136	1,909,130
Koninklijke DSM NV	10,223	1,261,862
Koninklijke KPN NV	192,737	660,704
Koninklijke Philips NV	52,298	854,626
NN Group NV	16,170	655,045
OCI NV	5,764	191,433
Prosus NV*	46,247	3,322,338
QIAGEN NV*	13,432	618,858
Randstad NV	6,718	412,837
Stellantis NV	130,282	2,281,129
Universal Music Group NV	42,537	1,005,558
Wolters Kluwer NV	15,094	1,747,361

(Cost $40,390,402)		41,915,669

Norway - 1.1%
Adevinta ASA*	16,467	123,208
Aker BP ASA	18,592	501,824
DNB Bank ASA	54,920	1,097,892
Equinor ASA	54,159	1,669,652
Gjensidige Forsikring ASA	10,892	193,406
Kongsberg Gruppen ASA	4,914	204,513
Mowi ASA(a)	23,862	412,796
Norsk Hydro ASA	80,566	586,976
Orkla ASA	44,939	302,571
Salmar ASA	3,536	147,095
Telenor ASA	41,735	468,397
Yara International ASA	9,861	469,178

(Cost $6,545,627)		6,177,508

Portugal - 0.3%
EDP - Energias de Portugal SA	155,654	786,298
Galp Energia SGPS SA	27,413	335,179
Jeronimo Martins SGPS SA	16,796	344,999

(Cost $1,463,713)		1,466,476

Spain - 3.9%
Acciona SA	1,353	254,873
ACS Actividades de Construccion y Servicios SA(a)	12,775	387,257
Aena SME SA, 144A*	4,338	671,728
Amadeus IT Group SA*	26,313	1,653,177
Banco Bilbao Vizcaya Argentaria SA	350,620	2,734,283
Banco Santander SA	975,316	3,840,101
CaixaBank SA	253,520	1,086,536
Cellnex Telecom SA, 144A*	33,170	1,247,584
Corp ACCIONA Energias Renovables SA	3,702	143,390
EDP Renovaveis SA	17,079	350,631
Enagas SA	13,855	248,539
Endesa SA	17,011	334,122
Ferrovial SA	27,999	777,678
Grifols SA*(a)	15,930	194,355
Iberdrola SA	355,744	4,088,179
Industria de Diseno Textil SA	63,359	1,949,461
Naturgy Energy Group SA	8,540	235,394
Red Electrica Corp. SA	23,273	386,715
Repsol SA	81,002	1,285,566
Telefonica SA	304,166	1,238,287

(Cost $27,627,174)		23,107,856

Sweden - 4.7%
Alfa Laval AB	17,193	566,640
Assa Abloy AB, Class B	58,959	1,436,802
Atlas Copco AB, Class A	155,528	1,852,429
Atlas Copco AB, Class B	88,009	930,030
Boliden AB	15,974	656,402
Electrolux AB, Class B(a)	12,559	152,392
Embracer Group AB*(a)	39,760	192,343
Epiroc AB, Class A	38,566	742,362
Epiroc AB, Class B	22,880	376,816
EQT AB	21,315	478,508
Essity AB, Class B(a)	34,985	945,812
Evolution AB, 144A	10,478	1,267,810
Fastighets AB Balder, Class B*	36,053	179,163
Getinge AB, Class B	13,055	281,229
H & M Hennes & Mauritz AB, Class B(a)	40,043	505,090
Hexagon AB, Class B	110,431	1,225,311

Holmen AB, Class B	5,166	208,752
Husqvarna AB, Class B	23,252	206,398
Industrivarden AB, Class A	8,117	223,473
Industrivarden AB, Class C(a)	9,634	264,687
Indutrade AB	14,929	318,033
Investment AB Latour, Class B(a)	8,225	170,660
Investor AB, Class A	30,205	620,374
Investor AB, Class B	106,742	2,065,908
Kinnevik AB, Class B*(a)	14,522	216,623
L E Lundbergforetagen AB, Class B	4,229	196,623
Lifco AB, Class B	12,601	252,309
Nibe Industrier AB, Class B	86,526	896,009
Sagax AB, Class B	10,563	260,442
Sandvik AB	61,107	1,259,734
Securitas AB, Class B	26,655	230,137
Skandinaviska Enskilda Banken AB, Class A	91,925	1,150,819
Skanska AB, Class B	18,814	342,563
SKF AB, Class B(a)	22,887	435,854
Svenska Cellulosa AB SCA, Class B	35,828	500,730
Svenska Handelsbanken AB, Class A	83,353	884,650
Swedbank AB, Class A	51,714	1,056,214
Swedish Orphan Biovitrum AB*	9,996	230,229
Tele2 AB, Class B	32,371	297,920
Telefonaktiebolaget LM Ericsson, Class B	167,140	927,669
Telia Co. AB	155,357	401,453
Volvo AB, Class A	11,389	237,398
Volvo AB, Class B	88,571	1,775,143
Volvo Car AB, Class B*(a)	36,644	173,138

(Cost $30,751,977)		27,593,081

Switzerland - 15.5%
ABB Ltd.	91,495	3,038,662
Adecco Group AG	9,657	343,073
Alcon, Inc.	29,268	1,993,773
Bachem Holding AG	1,790	178,553
Baloise Holding AG	2,803	465,753
Banque Cantonale Vaudoise	1,727	153,933
Barry Callebaut AG	209	415,848
BKW AG	1,164	169,808
Chocoladefabriken Lindt & Spruengli AG	7	775,177
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	59	646,472
Cie Financiere Richemont SA, Class A	30,277	4,556,739
Clariant AG*	13,256	214,635
Coca-Cola HBC AG*	11,250	287,827
Credit Suisse Group AG	207,172	627,334
EMS-Chemie Holding AG	377	285,397
Geberit AG	2,049	1,107,332
Givaudan SA	538	1,622,825
Glencore PLC	597,270	3,558,726
Holcim AG*	32,385	1,999,112
Julius Baer Group Ltd.	12,342	817,165
Kuehne + Nagel International AG	3,056	781,967
Logitech International SA	10,202	557,625
Lonza Group AG	4,319	2,571,636
Nestle SA	159,073	17,916,297
Novartis AG	125,284	10,545,751
Partners Group Holding AG	1,336	1,267,558
Roche Holding AG	40,748	11,759,098
Roche Holding AG	1,507	465,932
Schindler Holding AG	1,355	291,328
Schindler Holding AG Participation Certificates	2,368	531,502
SGS SA	373	854,631
SIG Group AG*	17,428	421,521
Sika AG	8,522	2,387,807
Sonova Holding AG	3,032	744,278
STMicroelectronics NV	39,664	1,905,698
Straumann Holding AG	6,435	853,012
Swatch Group AG - Bearer	1,624	564,180
Swatch Group AG - Registered	2,893	184,758
Swiss Life Holding AG	1,762	1,059,239
Swiss Prime Site AG	4,543	383,467
Swiss Re AG	17,497	1,824,288
Swisscom AG	1,434	883,680
Temenos AG	3,335	245,314
UBS Group AG	194,136	4,215,195
VAT Group AG, 144A	1,623	490,079
Zurich Insurance Group AG	8,697	4,122,037

(Cost $89,499,729)		91,086,022

United Kingdom - 21.7%
3i Group PLC	55,696	1,089,992
abrdn PLC(a)	123,274	333,037
Admiral Group PLC	9,928	262,841
Anglo American PLC	74,055	2,569,429
Ashtead Group PLC	25,857	1,713,726
Associated British Foods PLC	21,221	512,301
AstraZeneca PLC	89,686	11,737,219
Auto Trader Group PLC, 144A	55,790	399,555
Aviva PLC	162,486	872,473
BAE Systems PLC	179,316	1,936,899
Barclays PLC	913,585	1,919,130
Barratt Developments PLC	56,336	317,880
Berkeley Group Holdings PLC	6,422	324,129
BP PLC	1,049,739	6,951,048
British American Tobacco PLC	123,094	4,654,382
British Land Co. PLC REIT	47,500	255,224
BT Group PLC	405,751	680,109
Bunzl PLC	19,738	703,709
Burberry Group PLC	22,016	653,045
CNH Industrial NV	59,864	983,015
Coca-Cola Europacific Partners PLC	11,981	658,955

Compass Group PLC	101,995	2,355,547
Croda International PLC	8,212	648,182
Diageo PLC	131,609	5,586,617
Entain PLC	33,108	541,407
GSK PLC	235,412	4,036,240
Haleon PLC*	291,488	1,128,810
Halma PLC	22,200	577,859
Hargreaves Lansdown PLC	21,509	214,635
HSBC Holdings PLC	1,155,723	8,835,870
Imperial Brands PLC	52,003	1,254,164
Informa PLC	83,341	670,049
InterContinental Hotels Group PLC	10,479	706,618
Intertek Group PLC	9,549	479,426
J Sainsbury PLC	98,657	318,272
JD Sports Fashion PLC	144,404	314,564
Johnson Matthey PLC	10,771	282,698
Kingfisher PLC	115,928	400,483
Land Securities Group PLC REIT	41,022	339,383
Legal & General Group PLC	339,999	1,046,549
Lloyds Banking Group PLC	3,910,416	2,475,058
London Stock Exchange Group PLC	18,874	1,687,257
M&G PLC	126,347	325,686
Melrose Industries PLC	234,776	423,177
Mondi PLC	26,642	447,527
National Grid PLC	211,533	2,666,558
NatWest Group PLC	308,992	1,086,395
Next PLC	7,360	605,721
Ocado Group PLC*	34,381	226,957
Pearson PLC	37,815	417,742
Persimmon PLC	19,031	332,498
Phoenix Group Holdings PLC	43,833	333,957
Prudential PLC	159,483	2,435,335
Reckitt Benckiser Group PLC	41,369	2,867,213
RELX PLC	110,337	3,321,955
Rentokil Initial PLC	143,374	883,672
Rio Tinto PLC	65,164	4,477,211
Rolls-Royce Holdings PLC*	489,828	853,972
Sage Group PLC	59,722	537,769
Schroders PLC	54,486	325,989
Segro PLC REIT	72,777	720,803
Severn Trent PLC	14,836	490,929
Shell PLC	408,521	12,414,961
Smith & Nephew PLC	50,995	727,485
Smiths Group PLC	20,690	438,882
Spirax-Sarco Engineering PLC	4,295	603,675
SSE PLC	60,806	1,276,668
St James’s Place PLC	29,851	460,139
Standard Chartered PLC	144,514	1,363,165
Taylor Wimpey PLC	205,557	304,617
Tesco PLC	421,037	1,291,434
Unilever PLC	146,497	7,288,211
United Utilities Group PLC	39,792	487,254
Vodafone Group PLC	1,498,534	1,798,547
Whitbread PLC	11,289	419,455
WPP PLC	63,228	778,791

(Cost $140,520,829)		126,862,136

TOTAL COMMON STOCKS (Cost $588,855,642)		566,416,133

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	3,698	351,046
Dr Ing hc F Porsche AG*	6,785	818,838
Henkel AG & Co. KGaA	10,175	740,648
Porsche Automobil Holding SE	8,888	505,389
Sartorius AG	1,369	582,962
Volkswagen AG	10,940	1,494,541

(Cost $5,525,810)		4,493,424

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	48,882	57,090

EXCHANGE-TRADED FUNDS - 0.2%
iShares Currency Hedged MSCI Eurozone ETF(a)	25,713	801,989
iShares Currency Hedged MSCI United Kingdom ETF	6,850	179,573
iShares MSCI Eurozone ETF	7,500	326,850

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,227,064)		1,308,412

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $943,296)	943,296	943,296

CASH EQUIVALENTS - 3.1%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(c)	656,665	656,665
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)	17,849,968	17,849,968

TOTAL CASH EQUIVALENTS (Cost $18,506,633)		18,506,633

TOTAL INVESTMENTS - 101.0% (Cost $615,058,445)		$591,724,988
Other assets and liabilities, net - (1.0%)		(5,956,921)

NET ASSETS - 100.0%		$585,768,067

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG(b)
1,228,546	318,306	(214,442)	(115,007)	263,664	—	—	118,667	1,481,067
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
21,303,043	—	(20,359,747)(e)	—	—	53,880	—	943,296	943,296
CASH EQUIVALENTS — 3.1%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(c)
641,141	15,139	—	—	385	15,208	—	656,665	656,665
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
—	183,154,391	(165,304,423)	—	—	192,722	—	17,849,968	17,849,968

23,172,730	183,487,836	(185,878,612)	(115,007)	264,049	261,810	—	19,568,596	20,930,996

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $11,090,042, which is 1.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,371,941.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2023 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$101,542,774	17.8%
Health Care	85,078,928	14.9
Industrials	84,482,647	14.8
Consumer Staples	70,717,337	12.4
Consumer Discretionary	62,526,260	11.0
Information Technology	41,149,400	7.2
Materials	41,109,825	7.2
Energy	36,209,985	6.3
Utilities	23,486,525	4.1
Communication Services	19,560,273	3.4
Real Estate	5,102,693	0.9

Total	$570,966,647	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	5	$807,642	$797,379	3/17/2023	$(10,263)
CAC40 10 EURO Futures	EUR	25	1,914,198	1,924,221	3/17/2023	10,023
DAX Index Futures	EUR	5	2,016,496	2,036,866	3/17/2023	20,370
FTSE 100 Index Futures	GBP	28	2,623,697	2,647,739	3/17/2023	24,042
FTSE/MIB Index Futures	EUR	4	571,286	581,947	3/17/2023	10,661
IBEX 35 Index Futures	EUR	5	489,174	497,785	3/17/2023	8,611
OMXS30 Index Futures	SEK	41	878,946	872,640	3/17/2023	(6,306)
SWISS MKT IX Futures	CHF	15	1,781,680	1,755,534	3/17/2023	(26,146)

Total net unrealized appreciation						$30,992

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	CHF	21,928,800	USD	23,939,607	$656,919	$—
Goldman Sachs & Co.	3/2/2023	CHF	9,051,600	USD	9,772,835	162,388	—
JP Morgan & Chase Co.	3/2/2023	CHF	3,350,000	USD	3,657,141	100,312	—
JP Morgan & Chase Co.	3/2/2023	CHF	20,776,622	USD	22,681,605	622,230	—
RBC Capital Markets	3/2/2023	CHF	325,000	USD	352,460	7,394	—
RBC Capital Markets	3/2/2023	CHF	21,831,717	USD	23,834,038	654,427	—
RBC Capital Markets	3/2/2023	CHF	3,771,500	USD	4,095,014	90,661	—
Goldman Sachs & Co.	3/2/2023	DKK	950,000	USD	136,426	1,426	—
Goldman Sachs & Co.	3/2/2023	DKK	7,907,000	USD	1,141,582	17,958	—
Goldman Sachs & Co.	3/2/2023	DKK	48,748,500	USD	7,131,144	203,738	—
JP Morgan & Chase Co.	3/2/2023	DKK	696,000	USD	101,803	2,898	—
JP Morgan & Chase Co.	3/2/2023	DKK	45,221,542	USD	6,614,576	188,369	—
RBC Capital Markets	3/2/2023	DKK	18,976,900	USD	2,740,083	43,371	—
RBC Capital Markets	3/2/2023	DKK	47,660,700	USD	6,972,016	199,192	—
Goldman Sachs & Co.	3/2/2023	EUR	70,954,600	USD	77,198,960	2,150,266	—
Goldman Sachs & Co.	3/2/2023	EUR	29,917,300	USD	32,141,861	498,327	—
JP Morgan & Chase Co.	3/2/2023	EUR	71,051,623	USD	77,303,953	2,152,637	—
RBC Capital Markets	3/2/2023	EUR	12,465,500	USD	13,393,457	208,695	—
RBC Capital Markets	3/2/2023	EUR	16,864,000	USD	18,348,015	510,959	—
RBC Capital Markets	3/2/2023	EUR	65,509,273	USD	71,274,417	1,985,246	—
Goldman Sachs & Co.	3/2/2023	GBP	2,954,000	USD	3,638,796	85,576	—
Goldman Sachs & Co.	3/2/2023	GBP	27,423,554	USD	33,781,376	794,940	—
Goldman Sachs & Co.	3/2/2023	GBP	4,997,300	USD	6,057,337	46,332	—
JP Morgan & Chase Co.	3/2/2023	GBP	29,863,950	USD	36,787,548	865,681	—
RBC Capital Markets	3/2/2023	GBP	29,709,120	USD	36,596,823	861,193	—
RBC Capital Markets	3/2/2023	GBP	11,993,400	USD	14,424,930	—	(1,337)
Goldman Sachs & Co.	3/2/2023	NOK	16,487,900	USD	1,652,848	65,152	—
Goldman Sachs & Co.	3/2/2023	NOK	6,767,800	USD	655,220	3,517	—
JP Morgan & Chase Co.	3/2/2023	NOK	17,325,791	USD	1,736,739	68,359	—
RBC Capital Markets	3/2/2023	NOK	2,819,900	USD	277,256	5,715	—
RBC Capital Markets	3/2/2023	NOK	17,903,900	USD	1,794,796	70,748	—
Goldman Sachs & Co.	3/2/2023	SEK	84,204,550	USD	8,055,308	11,312	—
Goldman Sachs & Co.	3/2/2023	SEK	14,201,100	USD	1,371,510	14,890	—
JP Morgan & Chase Co.	3/2/2023	SEK	15,479,000	USD	1,480,662	1,965	—
JP Morgan & Chase Co.	3/2/2023	SEK	76,075,736	USD	7,277,224	9,767	—
RBC Capital Markets	3/2/2023	SEK	79,860,200	USD	7,639,639	10,655	—
RBC Capital Markets	3/2/2023	SEK	34,082,600	USD	3,212,807	—	(43,078)
Goldman Sachs & Co.	3/2/2023	USD	33,054,575	CHF	30,980,400	—	(161,439)
JP Morgan & Chase Co.	3/2/2023	USD	25,741,928	CHF	24,126,622	—	(125,724)
RBC Capital Markets	3/2/2023	USD	27,664,142	CHF	25,928,217	—	(135,112)
Goldman Sachs & Co.	3/2/2023	USD	8,208,250	DKK	57,605,500	—	(22,220)
JP Morgan & Chase Co.	3/2/2023	USD	6,542,824	DKK	45,917,542	—	(17,712)
RBC Capital Markets	3/2/2023	USD	9,495,241	DKK	66,637,600	—	(25,704)
Goldman Sachs & Co.	3/2/2023	USD	106,974,650	EUR	100,871,900	—	(282,422)
JP Morgan & Chase Co.	3/2/2023	USD	75,350,246	EUR	71,051,623	—	(198,931)
RBC Capital Markets	3/2/2023	USD	100,576,519	EUR	94,838,773	—	(265,531)
Goldman Sachs & Co.	3/2/2023	USD	42,826,567	GBP	35,374,854	—	(275,906)
JP Morgan & Chase Co.	3/2/2023	USD	36,154,791	GBP	29,863,950	—	(232,923)
RBC Capital Markets	3/2/2023	USD	50,487,156	GBP	41,702,520	—	(325,258)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	USD	2,247,677	NOK	23,255,700	$—	$(8,279)
JP Morgan & Chase Co.	3/2/2023	USD	1,674,548	NOK	17,325,791	—	(6,168)
RBC Capital Markets	3/2/2023	USD	1,910,279	NOK	19,764,800	—	(7,036)
RBC Capital Markets	3/2/2023	USD	96,141	NOK	959,000	—	(3,795)
Goldman Sachs & Co.	3/2/2023	USD	9,436,132	SEK	98,405,650	—	(35,516)
JP Morgan & Chase Co.	3/2/2023	USD	8,779,197	SEK	91,554,736	—	(33,044)
RBC Capital Markets	3/2/2023	USD	10,925,992	SEK	113,942,800	—	(41,124)
Goldman Sachs & Co.	4/4/2023	CHF	30,980,400	USD	33,172,967	147,511	—
JP Morgan & Chase Co.	4/4/2023	CHF	24,126,622	USD	25,833,161	113,909	—
RBC Capital Markets	4/4/2023	CHF	722,000	USD	773,086	3,426	—
RBC Capital Markets	4/4/2023	CHF	25,928,217	USD	27,763,228	123,455	—
Goldman Sachs & Co.	4/4/2023	DKK	57,605,500	USD	8,226,494	19,728	—
JP Morgan & Chase Co.	4/4/2023	DKK	45,917,542	USD	6,557,213	15,572	—
RBC Capital Markets	4/4/2023	DKK	11,760,000	USD	1,679,384	3,996	—
RBC Capital Markets	4/4/2023	DKK	66,637,600	USD	9,516,345	22,822	—
Goldman Sachs & Co.	4/4/2023	EUR	100,871,900	USD	107,184,060	257,947	—
JP Morgan & Chase Co.	4/4/2023	EUR	71,051,623	USD	75,497,678	181,621	—
RBC Capital Markets	4/4/2023	EUR	10,930,000	USD	11,613,781	27,775	—
RBC Capital Markets	4/4/2023	EUR	94,838,773	USD	100,773,404	242,520	—
Goldman Sachs & Co.	4/4/2023	GBP	35,374,854	USD	42,851,506	272,162	—
JP Morgan & Chase Co.	4/4/2023	GBP	29,863,950	USD	36,175,696	229,613	—
RBC Capital Markets	4/4/2023	GBP	4,435,000	USD	5,372,280	34,041	—
RBC Capital Markets	4/4/2023	GBP	41,702,520	USD	50,516,556	320,845	—
Goldman Sachs & Co.	4/4/2023	NOK	23,255,700	USD	2,251,433	7,757	—
JP Morgan & Chase Co.	4/4/2023	NOK	17,325,791	USD	1,677,346	5,779	—
RBC Capital Markets	4/4/2023	NOK	19,764,800	USD	1,913,471	6,592	—
RBC Capital Markets	4/4/2023	NOK	3,824,000	USD	370,205	1,271	—
Goldman Sachs & Co.	4/4/2023	SEK	98,405,650	USD	9,452,402	33,544	—
JP Morgan & Chase Co.	4/4/2023	SEK	91,554,736	USD	8,794,334	31,209	—
RBC Capital Markets	4/4/2023	SEK	12,253,000	USD	1,176,950	4,159	—
RBC Capital Markets	4/4/2023	SEK	113,942,800	USD	10,944,831	38,841	—

Total unrealized appreciation (depreciation)						$15,519,310	$(2,248,259)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$566,416,133	$—	$—	$566,416,133
Preferred Stocks	4,493,424	—	—	4,493,424
Warrants	57,090	—	—	57,090
Exchange-Traded Funds	1,308,412	—	—	1,308,412
Short-Term Investments(a)	19,449,929	—	—	19,449,929
Derivatives(b)
Forward Foreign Currency Contracts	—	15,519,310	—	15,519,310
Futures Contracts	73,707	—	—	73,707

TOTAL	$591,798,695	$15,519,310	$—	$607,318,005

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(2,248,259)	$—	$(2,248,259)
Futures Contracts	(42,715)	—	—	(42,715)

TOTAL	$(42,715)	$(2,248,259)	$—	$(2,290,974)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEU-PH3

R-089711-1 (5/24) DBX005195 (5/24)